CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 55,718	$ 23,640
Short-term restricted cash	236	901
Bank deposits	80,684	230,483
Marketable securities	41,681	11,607
Trade receivables, net	1,762	513
Inventory	4,236	4,256
Prepaid expenses and other current assets	3,236	3,029
Total current assets	187,553	274,429
LONG-TERM ASSETS:
Marketable securities	7,840	38,289
Restricted deposits	2,543	0
Property and equipment, net	30,489	14,502
Operating lease right-of-use assets	26,927	0
Other long-term assets	81	0
Total long-term assets	67,880	52,791
Total assets	255,433	327,220
CURRENT LIABILITIES:
Trade payables	8,367	5,764
Advances from customers and deferred revenues	4,082	196
Employees and payroll accruals	8,693	8,997
Accrued expenses and other current liabilities	7,572	6,708
Operating lease liabilities	3,720	0
Total current liabilities	32,434	21,665
LONG-TERM LIABILITIES:
Advances from customers and deferred revenues	61	4,517
Other liabilities	0	597
Operating lease liabilities	30,201	0
Warrants liability	720	1,639
Total long-term liabilities	30,982	6,753
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of December 31, 2022 and 2021; Issued and outstanding: 136,185,264 and 134,098,120 shares as of December 31, 2022 and 2021, respectively	0	0
Additional paid-in capital	703,851	683,764
Accumulated deficit	(511,834)	(384,962)
Total shareholders' equity	192,017	298,802
Total liabilities and shareholders' equity	$ 255,433	$ 327,220